Credit card receivables (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year	$ 322,970	$ 127,358	$ 79,296
Transfers from Stage 1 to Stage 2	(33,880)	(19,469)	(10,514)
Transfers from Stage 2 to Stage 1	56,981	38,029	17,840
Transfers to Stage 3	(63,264)	(22,691)	(7,023)
Transfers from Stage 3	15,489	6,148	151
Write-offs
Net increase of loss allowance	349,215	190,073	54,096
New originations	157,928	144,394	94,367
Changes in exposure of preexisting accounts	275,749	115,746	120,420
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	(170,839)	(97,269)	(161,906)
Changes to models used in calculation	86,377	27,202	1,215
Effect of changes in exchange rates (OCI)	45,640	3,522	(6,488)
Loss allowance at end of the year	693,151	322,970	127,358
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year	254,181	126,392	60,391
Transfers from Stage 1 to Stage 2	33,880	19,469	10,514
Transfers from Stage 2 to Stage 1	(56,981)	(38,029)	(17,840)
Transfers to Stage 3	(170,141)	(64,523)	(13,176)
Transfers from Stage 3	4,693	1,659	70
Write-offs
Net increase of loss allowance	381,447	203,018	92,658
New originations	15,748	22,320	9,547
Changes in exposure of preexisting accounts	13,706	4,813	2,585
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	310,683	210,317	79,282
Changes to models used in calculation	41,310	(34,432)	1,244
Effect of changes in exchange rates (OCI)	30,635	6,195	(6,225)
Loss allowance at end of the year	477,714	254,181	126,392
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year	473,517	136,929	77,855
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3	233,405	87,214	20,199
Transfers from Stage 3	(20,182)	(7,807)	(221)
Write-offs	(935,283)	(290,974)	(118,518)
Net increase of loss allowance	1,119,044	545,988	164,847
New originations	8,999	11,167	3,979
Changes in exposure of preexisting accounts	2,280	2,400	363
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	1,087,561	519,615	160,186
Changes to models used in calculation	20,204	12,806	319
Effect of changes in exchange rates (OCI)	54,903	2,167	(7,233)
Loss allowance at end of the year	925,404	473,517	136,929
Total [Member]
IfrsStatementLineItems [Line Items]
Loss allowance at beginning of year	1,050,668	390,679	217,542
Transfers from Stage 1 to Stage 2
Transfers from Stage 2 to Stage 1
Transfers to Stage 3
Transfers from Stage 3
Write-offs	(935,283)	(290,974)	(118,518)
Net increase of loss allowance	1,849,706	939,079	311,601
New originations	182,675	177,881	107,893
Changes in exposure of preexisting accounts	291,735	122,959	123,368
Net drawdowns, repayments, net remeasurement and movements due to exposure and risk changes	1,227,405	632,663	77,562
Changes to models used in calculation	147,891	5,576	2,778
Effect of changes in exchange rates (OCI)	131,178	11,884	(19,946)
Loss allowance at end of the year	$ 2,096,269	$ 1,050,668	$ 390,679